Shareholders' Equity Company issued restricted stock for services (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
weighted average estimated fair value of restricted stock	$ 1.03	$ 1.68
Number of Restricted Stock Issued	3,467	339
Value of Restricted Stock Issued	$ 3,580,600	$ 569,500
Adjustments to Additional Paid in Capital, Share-based Compensation, Restricted Stock Units, Requisite Service Period Recognition	2,791,100	567,700
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 339,400